Fair Value of Financial Instruments - General Information (Details) - USD ($) $ in Thousands	Dec. 30, 2016	Dec. 25, 2015
Carrying Amount | Secured debt, equipment financing
Carrying value and estimated fair value of financial instruments
Equipment financing	$ 8,152	$ 8,594
Carrying Amount | Notes payable by consolidated joint venture
Carrying value and estimated fair value of financial instruments
Notes payable by consolidated joint venture	2,483
Fair Value | Level 2 | Secured debt, equipment financing
Carrying value and estimated fair value of financial instruments
Equipment financing	7,662	$ 8,056
Fair Value | Level 2 | Notes payable by consolidated joint venture
Carrying value and estimated fair value of financial instruments
Long-term Debt, Fair Value	$ 2,284